Basic and diluted loss per share	6 Months Ended
Jun. 30, 2018
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Basic and diluted loss per share

5. Basic and diluted loss per share

	For the three months ended June 30,		For the six months ended June 30,
	2018	2017	2018	2017
	(in thousands, except per share data)
	£	£	£	£
Loss for the period	(1,318)	(2,748)	(7,712)	(4,385)

Basic and diluted weighted average number of shares	31,811	24,185	31,811	24,185

	£	£	£	£
Basic and diluted loss per share	(0.04)	(0.11)	(0.24)	(0.18)

Basic loss per share is calculated by dividing the loss for the period attributable to the equity holders of the Company by the weighted average number of shares outstanding during the period.

The potential shares issued through equity settled transactions were considered to be anti-dilutive as they would have decreased the loss per share and were therefore excluded from the calculation of diluted loss per share.